Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 1,686,342	$ 237,516	¥ 2,433,279
Restricted cash	133,678	18,828	198,727
Term deposits	346,636	48,823	232,432
Investment in marketable securities	427,966	60,278	200,679
Accounts receivable, net of allowance for doubtful accounts of RMB1,444,582 and RMB1,446,022 as of December 31, 2022 and 2023, respectively	38,038	5,358	92,230
Other receivables, net of allowance for doubtful accounts of RMB26,861 and RMB29,934 as of December 31, 2022 and 2023, respectively	50,313	7,085	116,225
Loans receivable, net of allowance for doubtful accounts of RMB441,359 and RMB575,174 as of December 31, 2022 and 2023, respectively	13,425	1,891	146,177
Prepaid expenses and other assets	165,957	23,375	222,736
Long-term investments, net	1,067,444	150,346	530,207
Operating lease right-of-use assets, net	18,156	2,557	8,659
Property, equipment and software, net	61,790	8,703	69,389
Goodwill			24,730
Intangible assets, net	29,498	4,155	35,135
TOTAL ASSETS	4,039,243	568,915	4,310,605
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 8,802 and RMB 5,234 as of December 31, 2022 and 2023, respectively)	5,326	750	8,955
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 15,685 and RMB 10,778 as of December 31, 2022 and 2023, respectively)	10,957	1,543	15,745
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 298,785 and RMB 285,829 as of December 31, 2022 and 2023, respectively)	291,034	40,991	303,999
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 76,138 and RMB 75,857 as of December 31, 2022 and 2023, respectively)	134,018	18,876	250,346
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs’ subsidiaries without resource to the Group of RMB 4,918 and RMB 6,313 as of December 31, 2022 and 2023, respectively)	14,721	2,073	8,316
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 4,233 and RMB 3,476 as of December 31, 2022 and 2023, respectively)	6,049	852	7,126
TOTAL LIABILITIES	466,728	65,736	599,629
Commitments and Contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	5,713,935	804,791	5,786,068
Statutory reserves	465,495	65,564	465,495
Deficit	(2,826,543)	(398,110)	(2,686,354)
Accumulated other comprehensive loss	165,009	23,241	90,988
Total 9F Inc. shareholders’ equity	3,517,898	495,486	3,656,199
Non-controlling interest	54,617	7,693	54,777
Total shareholders’ equity	3,572,515	503,179	3,710,976
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,039,243	568,915	4,310,605
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	1		1
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	1		1
Related Party
Liabilities:
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Group of RMB 991,498 and RMB 925,822 as of December 31, 2022 and 2023, respectively)	¥ 4,623	$ 651	¥ 5,142